INVESTMENT IN FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENT IN FINANCE LEASE [Abstract]
Components of investments in sales-type leases	The components of the investment in the sales-type lease are summarized as follows:

(in thousands of $)	2020	2019
Net minimum lease payments receivable	—	157
Estimated residual values of leased property (unguaranteed)	—	10,822
Less: finance lease interest income	—	—
Total investment in sales-type lease	—	10,979
Current portion	—	157
Long-term portion	—	10,822
	—	10,979